Consolidated Statements of Equity and Redeemable Non-controlling Interest - USD ($) $ in Thousands	Total		Common shares	Additional Paid- in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Redeemable non-controlling interest	Total Equity
Beginning balance, value at Dec. 31, 2014	$ 1,285,136		$ 2,184	$ 1,296,730	$ 398,706	$ (412,484)
Beginning balance, value (in shares) at Dec. 31, 2014			218,684,205
Issuance of common shares on exercise of options	$ 13,564		$ 14	13,550
Issuance of common shares on exercise of options (in shares)	1,428,605		1,428,605
Issuance of common shares under the employee stock purchase plan	$ 2,524		$ 1	2,523
Issuance of common shares under the employee stock purchase plan (in shares)			121,485
Net settlement on vesting of restricted share units	$ (2,306)		$ 3	(2,309)
Net settlement on vesting of restricted share units, shares			259,776
Net settlement on vesting of performance units			$ 8	(8)
Net settlement on vesting of performance units, shares	590		846,114
Stock repurchased and retired	$ (226,917)		$ (99)		(226,818)
Stock repurchased and retired, shares			(9,867,873)
Expenses related to stock purchase	(197)				(197)
Excess tax benefit on stock-based Compensation	6,560			6,560
Stock-based compensation expense	24,976			24,976
Comprehensive income:
Net income (loss)	239,817				239,817			$ 239,817
Other comprehensive income (loss)	(38,801)					(38,801)		(38,801)
End balance, value at Dec. 31, 2015	$ 1,304,356		$ 2,111	1,342,022	411,508	(451,285)		1,304,356
End balance, value (in shares) at Dec. 31, 2015			211,472,312
Issuance of common shares on exercise of options			$ 10	14,886				14,896
Issuance of common shares on exercise of options (in shares)	994,155		994,155
Issuance of common shares under the employee stock purchase plan			$ 1	3,331				3,332
Issuance of common shares under the employee stock purchase plan (in shares)			146,685
Net settlement on vesting of restricted share units			$ 1	(884)				(883)
Net settlement on vesting of restricted share units, shares			121,682
Stock repurchased and retired			$ (139)		(345,061)			(345,200)
Stock repurchased and retired, shares	(13,940,782)		(13,940,782)
Expenses related to stock purchase	$ (279)				(279)			(279)
Excess tax benefit on stock-based Compensation	0
Deferred tax assets recognized on early adoption of ASU 2016-09					24,912			24,912
Stock-based compensation expense				25,113				25,113
Acquisition of redeemable non controlling interest							$ 3,910
Change in fair value of redeemable non-controlling interest					(2,643)		2,643	(2,643)
Comprehensive income:
Net income (loss)	$ 267,547				269,684		(2,137)	269,684
Other comprehensive income (loss)						(6,640)	104	(6,640)
End balance, value at Dec. 31, 2016			$ 1,984	1,384,468	358,121	(457,925)	4,520	1,286,648
End balance, value (in shares) at Dec. 31, 2016	198,794,052		198,794,052
Issuance of common shares on exercise of options			$ 5	6,540				6,545
Issuance of common shares on exercise of options (in shares)			455,835
Issuance of common shares under the employee stock purchase plan			$ 1	1,217				1,218
Issuance of common shares under the employee stock purchase plan (in shares)			55,788
Net settlement on vesting of restricted share units			$ 1	(1)
Net settlement on vesting of restricted share units, shares			76,865
Net settlement on vesting of performance units			$ 7	(9,946)				(9,939)
Net settlement on vesting of performance units, shares			731,701
Stock repurchased and retired			$ (74)	(40,000)	(179,710)			(219,784)
Stock repurchased and retired, shares	(808,293)		(7,387,240)
Expenses related to stock purchase	$ (16)				(16)			(16)
Stock-based compensation expense				4,986				4,986
Comprehensive income:
Net income (loss)	$ 52,440				53,338		(898)	53,338
Other comprehensive income (loss)						70,604	(12)	70,604
Dividend					(11,957)			(11,957)
End balance, value at Mar. 31, 2017			$ 1,924	1,347,265	219,776	(387,321)	3,610	1,181,644
End balance, value (in shares) at Mar. 31, 2017			192,727,001
Beginning balance, value at Dec. 31, 2016			$ 1,984	1,384,468	358,121	(457,925)	4,520	1,286,648
Beginning balance, value (in shares) at Dec. 31, 2016	198,794,052		198,794,052
Issuance of common shares on exercise of options			$ 7	10,765				10,772
Issuance of common shares on exercise of options (in shares)	743,045		743,045
Issuance of common shares under the employee stock purchase plan			$ 2	4,754				4,756
Issuance of common shares under the employee stock purchase plan (in shares)			190,435
Net settlement on vesting of restricted share units			$ 1	(358)				(357)
Net settlement on vesting of restricted share units, shares			103,220
Net settlement on vesting of performance units			$ 7	(9,946)				(9,939)
Net settlement on vesting of performance units, shares	731,701		731,701
Stock repurchased and retired			$ (77)	(4,000)	(215,707)			(219,784)
Stock repurchased and retired, shares	(808,293)		(7,737,246)
Expenses related to stock purchase	$ (16)				(16)			(16)
Excess tax benefit on stock-based Compensation	0
Stock-based compensation expense				35,685				35,685
Change in fair value of redeemable non-controlling interest					(2,841)		2,841	(2,841)
Comprehensive income:
Net income (loss)	$ 260,841				263,111		(2,270)	263,111
Other comprehensive income (loss)						102,695	(341)	102,695
Dividend					(46,686)			(46,686)
End balance, value at Dec. 31, 2017			$ 1,924	1,421,368	355,982	(355,230)	4,750	1,424,044
End balance, value (in shares) at Dec. 31, 2017	192,825,207		192,825,207
Cumulative Effect Of New Accounting Principle In Period Of Adoption (ASU 2014-09) at Dec. 31, 2017					17,924			17,924
Cumulative Effect Of New Accounting Principle In Period Of Adoption (ASU 2018-02) at Dec. 31, 2017					(2,265)	2,265
Stockholders Equity Including Portion Attributable To Noncontrolling Interest Adjusted Balance1 at Dec. 31, 2017			$ 1,924	1,421,368	373,906	(355,230)	4,750	1,441,968
Issuance of common shares on exercise of options			$ 2	2,549				2,551
Issuance of common shares on exercise of options (in shares)	161,837		161,837
Issuance of common shares under the employee stock purchase plan			$ 1	1,650				1,651
Issuance of common shares under the employee stock purchase plan (in shares)			58,476
Net settlement on vesting of restricted share units			$ 1	(1)
Net settlement on vesting of restricted share units, shares			55,631
Net settlement on vesting of performance units			$ 7	(13,291)				(13,284)
Net settlement on vesting of performance units, shares	691,958		691,958
Stock repurchased and retired			$ (32)	4,000	(99,952)			(95,984)
Stock repurchased and retired, shares	(3,015,999)		(3,179,974)
Expenses related to stock purchase	$ (60)				(60)			(60)
Stock-based compensation expense				7,787				7,787
Payment for purchase of redeemable non-controlling interest				(1,165)			(3,565)	(1,165)
Comprehensive income:
Net income (loss)	$ 63,934	[1]			64,695		(761)	64,695
Other comprehensive income (loss)						(27,754)	$ (424)	(27,754)
Dividend					(14,408)			(14,408)
End balance, value at Mar. 31, 2018			$ 1,903	$ 1,422,897	$ 321,916	$ (380,719)		$ 1,365,997
End balance, value (in shares) at Mar. 31, 2018	190,613,135		190,613,135

[1]	During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in net adjustment of $44.